Intangible assets, net (Summary of Group's Intangible Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Software [Member] CNY	Dec. 31, 2013 Software [Member] CNY	Dec. 31, 2014 Technology [Member] CNY	Dec. 31, 2013 Technology [Member] CNY	Dec. 31, 2014 Domain names [Member] CNY	Dec. 31, 2013 Domain names [Member] CNY	Dec. 31, 2014 Brand names [Member] CNY	Dec. 31, 2013 Brand names [Member] CNY	Dec. 31, 2014 Operating rights for licensed games [Member] CNY	Dec. 31, 2013 Operating rights for licensed games [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY
Intangible assets, net [Line Items]
Gross carrying amount		183,276	39,884	17,304	5,477	17,145	17,121	24,686	17,286	94,120		11,721		18,300
Less: accumulated amortization		(23,008)	(10,207)	(5,944)	(3,209)	(6,035)	(4,054)	(4,278)	(2,944)	(1,728)		(4,249)		(774)
Less: impairment				(6,234)	(550)
Intangible assets, net	$ 24,826	154,034	29,127